Income tax benefit/(expense) - Summary of Reconciliation of Income Tax to Prima Facie Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Loss from continuing operations before income tax	$ (101,812)	$ (88,147)	$ (82,101)
Tax effect of amounts which are not deductible/(exempt) in calculating taxable income:
Share-based payments expense	5,911	1,752	1,089
Bonus restructure expense	1,973	0	0
Research and development tax concessions	(1,236)	324	(730)
Foreign exchange translation (losses)/gains	(63)	(103)	501
Contingent consideration	4,466	2,908	(2,631)
Remeasurement of warrants	1,557	0	0
Other sundry items	447	(231)	695
Subtotal	(17,489)	(21,794)	(25,706)
Adjustments for current tax of prior periods	4,540	198	274
Differences in overseas tax rates	14,330	6,051	8,537
Tax (expense)/benefit not recognized	(1,051)	15,354	16,683
Income tax benefit attributable to loss before income tax	330	(191)	(212)
Australian government
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Tax benefit at the Australian tax rate of 30% (2024: 30%, 2023: 30%)	$ (30,544)	$ (26,444)	$ (24,630)